LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Roll-forward of nonaccrual activity
Beginning balance	$ 5,490	$ 5,921
Principal payments	(4,022)	(2,286)
Charge-offs	(858)	(3,197)
Transfers to OREO	(1,352)	(3,848)
Transfers to accruing		(892)
Transfers from accruing	5,388	9,559
Other	41	233
Ending balance	4,687	5,490
Commercial real estate
Roll-forward of nonaccrual activity
Beginning balance	2,362	3,522
Principal payments	(1,569)	(1,458)
Charge-offs	(463)	(1,950)
Transfers to OREO	(675)	(1,203)
Transfers to accruing		(892)
Transfers from accruing	3,377	4,301
Other	39	42
Ending balance	3,071	2,362
Commercial, financial, and agricultural
Roll-forward of nonaccrual activity
Beginning balance	1,111	760
Principal payments	(1,385)	(767)
Charge-offs		(557)
Transfers to OREO		(262)
Transfers from accruing	716	1,938
Other	(6)	(1)
Ending balance	436	1,111
Commercial construction
Roll-forward of nonaccrual activity
Beginning balance		458
Principal payments		(14)
Charge-offs		(62)
Transfers to OREO		(382)
Transfers from accruing	675
Ending balance	675
One to four family residential real estate
Roll-forward of nonaccrual activity
Beginning balance	1,997	1,129
Principal payments	(1,068)	(47)
Charge-offs	(387)	(601)
Transfers to OREO	(662)	(1,948)
Transfers from accruing	617	3,273
Other	8	191
Ending balance	505	1,997
Consumer construction
Roll-forward of nonaccrual activity
Beginning balance	20	52
Charge-offs	(5)
Transfers to OREO	(15)	(53)
Transfers from accruing		20
Other		1
Ending balance		20
Consumer
Roll-forward of nonaccrual activity
Charge-offs	(3)	(27)
Transfers from accruing	$ 3	$ 27